April 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
Symetra Resource Variable Account B (“Registrant”)
(File Nos. 33-06546 and 811-4716)

Commissioners:

Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, is a copy of the above referenced Registrant’s supplement to the Prospectus.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate General Counsel

Attachment:    Supplement to the Prospectus